Loan Loss Charges (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Loan Loss Charges
The following items are included in the account as of the indicated dates:

	12.31.21	12.31.20	12.31.19
Expected credit loss allowance	20,382,127	50,306,792	43,670,035
Direct charge offs	2,880,454	2,567,431	1,611,797

Total	23,262,581	52,874,223	45,281,832